INTANGIBLE ASSETS (Details Narrative) - Winvest Group Ltd [Member] - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Intangible assets	$ 968,060
Amortization expense	42,090	$ 0
Remaining amortization 2022	168,415
Remaining amortization 2023	336,830
Remaining amortization 2024	336,830
Remaining amortization 2025	$ 125,985